Fair Value Measurement - Schedule of Fair Value and Fair Value Hierarchy of Tax Receivable Liability Carried at Amortized Cost (Details) - EUR (€)	Sep. 30, 2024	Sep. 30, 2023
Disclosure of fair value measurement of liabilities [line items]
Tax receivable agreement liability	€ 344,590,000	€ 0
Fair Value | Level 3
Disclosure of fair value measurement of liabilities [line items]
Tax receivable agreement liability	382,619,000
Carrying Value | Level 3
Disclosure of fair value measurement of liabilities [line items]
Tax receivable agreement liability	€ 359,890,000